CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (37,831,000)	$ 22,585,000	$ (1,102,000)
Loss from discontinued operations, net of tax	823,000	12,637,000	7,960,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,124,000	4,520,000	6,116,000
Deferred taxes	(10,307,000)	(25,275,000)	(3,505,000)
Operating lease expense	1,958,000	1,818,000	1,867,000
Non-cash interest expenses	325,000	0	0
Gain on forgiveness of debt	0	(4,923,000)	0
Amortization of RDEC credit	(839,000)	(460,000)	(134,000)
Accrued tax credit RDEC	(1,732,000)	0	0
Change in fair value of derivative liability	(432,000)	0	0
Write-off of Inventory	4,630,000	3,951,000	0
Write-off of prepaid subscriptions	5,668,000	0	0
Change in fair value of earn out liabilities	64,000	0	0
Impairment of right-of-use assets	0	0	1,553,000
Loss on disposal of property, plant and equipment	8,000	30,000	94,000
Change in operating assets and liabilities:
Accounts receivable	1,361,000	25,346,000	(46,249,000)
Inventories	54,615,000	(20,237,000)	(57,393,000)
Prepaid expenses and other assets	(5,115,000)	701,000	(5,015,000)
Prepaid subscriptions	1,632,000	(7,300,000)	0
Due from related parties	(531,000)	(4,376,000)	1,034,000
Accounts payable	(23,201,000)	(1,820,000)	54,786,000
Accrued expenses and other liabilities	(4,564,000)	(12,820,000)	21,943,000
Accrued warranties	3,883,000	3,266,000	2,735,000
Due to related parties	1,102,000	3,469,000	509,000
Contract liabilities	4,713,000	7,779,000	3,430,000
Lease obligations - operating leases	(2,327,000)	(2,084,000)	(2,111,000)
Net cash (used in) provided by operating activities - continuing operations	(973,000)	6,807,000	(13,482,000)
Net cash used in operating activities - discontinued operations	(1,252,000)	(12,079,000)	(8,422,000)
Net cash (used in) provided by operating activities	(2,225,000)	(5,272,000)	(21,904,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property, plant and equipment	(389,000)	(829,000)	(1,194,000)
Internal-use software development costs	(4,434,000)	(1,028,000)	0
Repayment (issuance) of loan receivable, related party	8,019,000	(7,919,000)	0
Acquisition of businesses, net of cash	16,138,000	(6,000,000)	0
Net cash provided by (used in) investing activities - continuing operations	19,334,000	(15,776,000)	(1,194,000)
Net cash used in investing activities - discontinued operations	0	0	0
Net cash provided by (used in) investing activities	19,334,000	(15,776,000)	(1,194,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Revolver	(80,300,000)	(49,305,000)	0
Proceeds from Revolver	62,000,000	63,000,000	34,000,000
Proceeds from convertible note	64,884,000	0	0
Contingent consideration payments	(2,174,000)	0	0
Repayment of Paycheck Protection Program Loan	(192,000)	(5,000)	0
Repayment of NetDragon group loans	0	(3,210,000)	(33,320,000)
Proceeds from NetDragon group loans	219,000	869,000	24,781,000
Net cash provided by financing activities - continuing operations	44,437,000	11,349,000	25,461,000
Net cash provided by financing activities - discontinued operations	0	0	0
Net cash provided by financing activities	44,437,000	11,349,000	25,461,000
Net change in cash	61,546,000	(9,699,000)	2,363,000
Cash and cash equivalents, beginning of year	29,312,000	40,508,000	37,817,000
Exchange rate effects	926,000	(1,497,000)	328,000
Cash and cash equivalents, end of year	91,784,000	29,312,000	40,508,000
Supplemental disclosure of non-cash investing and financing activities transactions:
Non-cash repayment of NetDragon group loans	0	0	23,970,000
Accrued purchase price related to acquisition of businesses	0	1,688,000	0
Accrued value of earnout related to acquisition of businesses	0	377,000	0
Noncash consideration transferred for acquisition of businesses	22,848,000	0	0
Supplemental disclosure of cash transactions:
Cash paid for interest	5,223,000	0	0
Cash paid for taxes, net of refunds	$ 914,000	$ 969,000	$ 6,419,000